Vessels, Net	12 Months Ended
Dec. 31, 2019
Vessels, Net [Abstract]
Vessels, Net
7.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2019	December 31, 2018
Cost:
Beginning balance	270,814	275,582
- Additions	21,466	28,789
- Disposals	-	(26,290)
- Impairment charges	-	(7,267)
Ending balance	292,280	270,814

Accumulated depreciation:
Beginning balance	(27,600)	(20,852)
- Additions	(10,899)	(10,793)
- Disposals	-	4,045
Ending balance	(38,499)	(27,600)

Net book value	253,781	243,214

On August 31, 2018, the Company entered into an agreement with an unaffiliated third party for the purchase of one second hand Capesize vessel, the Fellowship, for a gross purchase price of $28,700. The vessel was delivered to the Company on November 22, 2018. The acquisition of the vessel was financed through the Amended and Restated UniCredit Loan Facility (Note 8) and by cash on hand.

On September 20, 2018, the Company entered into two separate agreements with unaffiliated third parties for the sale of its two Supramax vessels, namely the Gladiatorship and the Guardianship for a gross sale price of $10,960 and $11,700, respectively. The Gladiatorship and the Guardianship were delivered to their new owners on October 11, 2018 and on November 19, 2018, respectively. Proceeds of $9,505 from the sale of Gladiatorship and $10,332 from the sale of Guardianship were retained with UniCredit to fund the acquisition of Fellowship. The Gladiatorship and the Guardianship were impaired since their carrying amount on the sale agreement date was higher than their fair value less cost to sell in accordance with the provisions of ASC 360. Accordingly, an impairment loss of $7,267 was recognized in the accompanying consolidated statements of loss. The fair value of the vessels was determined based on the agreed sale prices (Note 9).

During 2019, the Company installed exhaust gas cleaning systems, or scrubbers, on five of its vessels. The cost of these scrubbers amounted to $21,435 in the aggregate. The cost of the scrubbers was accounted as major improvement and was capitalized to vessels’ cost and will be depreciated over the remaining useful life of each vessel. Additionally, an amounts of $31 and $89 of expenditures were capitalized during the years ended December 31, 2019 and December 31, 2018, respectively.

As of December 31, 2019, all vessels, except for the Knightship and the Championship that are financed through other financial liabilities (sale and leaseback agreements), are mortgaged to secured loans of the Company (Note 8).